Other Financial Assets at Amortised Cost	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Amortised Cost	12. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2024	31 December 2023
	£m	£m
Debt securities	1,744	152
	1,744	152
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. In H124, Santander
UK increased the allocation of liquid assets to longer-dated, duration-hedged UK Gilts to support ongoing HQLA requirements. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.